Annual Total Returns (dei_DocumentInformationDocumentAxis, Class A)	0 Months Ended
Nov. 28, 2012
(Delaware Core Bond Fund) | Class A
Bar Chart Table:
Annual Return 2002	6.84%
Annual Return 2003	5.79%
Annual Return 2004	3.90%
Annual Return 2005	1.79%
Annual Return 2006	4.09%
Annual Return 2007	5.96%
Annual Return 2008	0.87%
Annual Return 2009	12.85%
Annual Return 2010	5.89%
Annual Return 2011	7.99%
(Delaware Corporate Bond Fund) | Class A
Bar Chart Table:
Annual Return 2002	10.84%
Annual Return 2003	12.71%
Annual Return 2004	7.07%
Annual Return 2005	1.85%
Annual Return 2006	6.60%
Annual Return 2007	3.10%
Annual Return 2008	(8.44%)
Annual Return 2009	28.84%
Annual Return 2010	11.49%
Annual Return 2011	7.31%
(Delaware Extended Duration Bond Fund) | Class A
Bar Chart Table:
Annual Return 2002	13.02%
Annual Return 2003	15.04%
Annual Return 2004	10.03%
Annual Return 2005	2.85%
Annual Return 2006	5.33%
Annual Return 2007	3.02%
Annual Return 2008	2.85%
Annual Return 2009	24.96%
Annual Return 2010	14.31%
Annual Return 2011	16.50%
(Delaware High-Yield Opportunities Fund) | Class A
Bar Chart Table:
Annual Return 2002	1.79%
Annual Return 2003	29.41%
Annual Return 2004	14.12%
Annual Return 2005	3.04%
Annual Return 2006	12.36%
Annual Return 2007	1.61%
Annual Return 2008	(25.83%)
Annual Return 2009	49.69%
Annual Return 2010	16.31%
Annual Return 2011	1.91%
(Delaware Diversified Floating Rate Fund) | Class A
Bar Chart Table:
Annual Return 2011	0.17%